Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2024 $ / shares shares
Statement of financial position [abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,143,607,528	4,143,607,528	4,139,950,635	4,139,950,635
Number of shares outstanding	4,143,607,528	4,143,607,528	4,139,950,635	4,139,950,635
Treasury shares	9,655,927	9,655,927	10,916,829	10,916,829